Earnings per share (Tables)	9 Months Ended
Sep. 30, 2019
Earnings per share [Abstract]
Earnings per share
Basic earnings per share have been calculated by dividing the profit attributable to equity holders by the average number of shares outstanding. Diluted earnings per share equals basic earnings per share for the periods presented.

Item	For the nine-month period ended September 30,
	2019	2018
	($ in thousands)
Profit/ (loss) from continuing operations attributable to Atlantica.	60,832	120,512
Average number of ordinary shares outstanding (thousands) - basic and diluted	100,882	100,217
Earnings per share from continuing operations (U.S. dollar per share) - basic and diluted	0.60	1.20
Earnings per share from profit/(loss) for the period (U.S. dollar per share) - basic and diluted	0.60	1.20